John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-4324
Fax: (617) 663-2196
E-Mail: nkolokithas@jhancock.com
Name: Nicholas J. Kolokithas
Title:    Assistant Vice President and Senior Counsel
March 1, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	John Hancock Series Trust (the “Trust”), on behalf of: John Hancock Mid Cap Equity Fund File Nos. 002-75807; 811-03392

CERTIFICATION UNDER RULE 497(j)
Ladies and Gentlemen:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies on behalf of the Trust that the form of prospectuses and statement of additional information for the Trust that would have been filed under paragraph (c) of Rule 497 does not differ from the Prospectuses and Statement of Additional Information, each dated March 1, 2011, contained in Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Post-Effective Amendment No. 65 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the Securities and Exchange Commission on February 25, 2011.
Sincerely,

/s/ Nicholas J. Kolokithas
Nicholas J. Kolokithas
Assistant Secretary John Hancock Series Trust